Government Grants	12 Months Ended
Dec. 31, 2023
Government Grants
Government Grants
22.	Government Grants

The Company received a grant from the European Commission, European Innovation Council (“EIC”) in October 2020 for a total amount of €1,508,296. It was subject to a 24-month duration with a 70% reimbursement rate. The Company recognized €776,910 of the grant in 2022. €672,257 and €59,129 have been recognized in 2021 and 2020 respectively.

RanMarine Technology, B.V.

Notes to Consolidated Financial Statements

As of and for the Years Ended December 31, 2023 and 2022

The Company has received other Dutch government grants and subsidies for various other projects and the Company recognizes and records such amounts when received and upon meeting the grant stipulations. During 2023, the Company received and recognized €133,579 which was recorded within other expense, net in the accompanying statement of operations and comprehensive loss. During 2022, the Company received and recognized €136,370 which was recorded as a reduction of research and development costs in accordance with the stipulations of the grant as such amounts were a reimbursement of certain research and development expenses incurred.